Performance Management	Nov. 04, 2025
Eventide Gilead Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class N shares for each of the last ten full calendar years. Although Class A, C, and I shares have similar annual returns to Class N shares because the classes are invested in the same portfolio of securities, the returns for Class A, C, and I shares are different from Class N shares because Class A, C, and I shares have different expenses than Class N shares. The performance table shows how the average returns of Class A, C, I and N shares compare over time with those of a broad-based market index and a supplemental index (strategy benchmark) that the Adviser believes is more representative of the Fund’s investment universe. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost by calling 1-877-771-3836 and on the Fund’s website at www.eventidefunds.com.

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class N shares for each of the last ten full calendar years.
Bar Chart [Heading]	Eventide Gilead Class N Annual Total Returns for the Years Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the period shown in the bar chart, for Class N shares, the highest return for a quarter was 41.62% (quarter ended June 30, 2020), and the lowest return for a quarter was (20.09)% (quarter ended June 30, 2022). The Fund’s Class N year-to-date return as of September 30, 2025, was 17.65%.

Year to Date Return, Label [Optional Text]	The Fund’s Class N year-to-date return
Bar Chart, Year to Date Return	17.65%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	the highest return for a quarter
Highest Quarterly Return	41.62%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a quarter
Lowest Quarterly Return	(20.09%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance [Table]
Average Annual Total Returns (periods ended December 31, 2024)
Class N Shares	1 Year	5 Years	10 Years
Return Before Taxes	(0.22)%	6.86%	9.08%
Return After Taxes on Distributions	(0.51)%	6.17%	8.48%
Return After Taxes on Distributions and Sale of Fund Shares	0.09%	5.41%	7.39%
Class A Shares	1 Year	5 Years	10 Year
Return Before Taxes	(5.99)%	5.56%	8.38%
Class C Shares	1 Year	5 Years	10 Years
Return Before Taxes	(2.00)%	6.00%	8.20%
Class I Shares
Return Before Taxes	(0.02)%	7.07%	9.30%
Bloomberg US 3000 Equal Weight Total Return Index (reflects no deduction for fees, expenses or taxes)	11.89%	8.10%	7.95%
Bloomberg US Mid Cap Growth Total Return Index (reflects no deduction for fees, expenses or taxes)	15.76%	10.82%	10.74%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are only shown for Class N shares. After-tax returns for other share classes, which are not shown, will vary from those of Class N shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are only shown for Class N shares. After-tax returns for other share classes, which are not shown, will vary from those of Class N shares.

Performance Availability Website Address [Text]	www.eventidefunds.com
Performance Availability Phone [Text]	1-877-771-3836
Eventide Healthcare & Life Sciences Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class A shares for each of the last ten full calendar years. Although Class C, N and I shares have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class C, N, and I shares are different from Class A shares because Class C, N and I shares have different expenses than Class A shares. The performance table shows how the average annual returns of Class A, C, I and N shares compare over time with those of a broad-based market index and a supplemental index (strategy benchmark) that the Adviser believes is more representative of the Fund’s investment universe. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost by calling 1-877-771-3836 and on the Fund’s website at www.eventidefunds.com.

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class A shares for each of the last ten full calendar years.
Bar Chart Does Not Reflect Sales Loads [Text]	Figures do not reflect sales charges. If they did, returns would be lower.
Bar Chart [Heading]	Eventide Healthcare & Life Sciences Class A Annual Total Returns for the Years Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]

Figures do not reflect sales charges. If they did, returns would be lower.

During the period shown in the bar chart, for Class A shares, the highest return for a quarter was 46.37% (quarter ended December 31, 2019), and the lowest return for a quarter was (24.43)% (quarter ended December 31, 2018). The Fund’s Class A year-to-date return as of September 30, 2025, was 24.25%.

Year to Date Return, Label [Optional Text]	The Fund’s Class A year-to-date return
Bar Chart, Year to Date Return	24.25%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	the highest return for a quarter
Highest Quarterly Return	46.37%
Highest Quarterly Return, Date	Dec. 31, 2019
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a quarter
Lowest Quarterly Return	(24.43%)
Lowest Quarterly Return, Date	Dec. 31, 2018
Performance Table Heading	Average Annual Total Returns (periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance [Table]
Average Annual Total Returns (periods ended December 31, 2024)
Class A Shares	1 Year	5 Years	10 Years
Return Before Taxes	(15.51)%	(3.12)%	6.53%
Return After Taxes on Distributions	(15.51)%	(3.82)%	5.77%
Return After Taxes on Distributions and Sale of Fund Shares	(9.18)%	(2.28)%	5.17%
Class C Shares
Return Before Taxes	(11.91)%	(2.70)%	6.36%
Class N Shares
Return Before Taxes	(10.31)%	(1.92)%	7.22%
Class I Shares
Return Before Taxes	(10.13)%	(1.73)%	7.43%
Bloomberg US 3000 Equal Weight Total Return Index (reflects no deduction for fees, expenses or taxes)	11.89%	8.10%	7.95%
S&P Biotechnology Select Industry Index (reflects no deduction for fees, expenses or taxes)	1.18%	(0.89)%	3.98%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are only shown for Class A shares. After-tax returns for other share classes, which are not shown, will vary from those of Class A shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are only shown for Class A shares. After-tax returns for other share classes, which are not shown, will vary from those of Class A shares.

Performance Availability Website Address [Text]	www.eventidefunds.com
Performance Availability Phone [Text]	1-877-771-3836
Eventide Balanced Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund. The bar chart shows the performance of its Class A shares for each full calendar year since the Fund’s Class A shares commenced operations. Although Class C, N and I shares have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class C, N and I shares are different from Class A shares because Class C, N and I shares have different expenses than Class A shares. The performance table shows how the average annual returns of Class A, C, I and N shares compare over time with a broad-based market index and a supplemental index (strategy benchmark) that the Adviser believes is more representative of the Fund’s investment universe. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost by calling 1-877-771-3836 and on the Fund’s website at www.eventidefunds.com.

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund. The bar chart shows the performance of its Class A shares for each full calendar year since the Fund’s Class A shares commenced operations.
Bar Chart Does Not Reflect Sales Loads [Text]	Figures do not reflect sales charges. If they did, returns would be lower.
Bar Chart [Heading]	Eventide Balanced Fund Class A Annual Total Returns for the Years Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]

Figures do not reflect sales charges. If they did, returns would be lower.

During the period shown in the bar chart, for Class A shares, the highest return for a quarter was 12.02% (quarter ended June 30, 2020), and the lowest return for a quarter was (9.98)% (quarter ended March 31, 2020). The Fund’s Class A year-to-date return as of September 30, 2025, was 7.43%.

Year to Date Return, Label [Optional Text]	The Fund’s Class A year-to-date return
Bar Chart, Year to Date Return	7.43%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	the highest return for a quarter
Highest Quarterly Return	12.02%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a quarter
Lowest Quarterly Return	(9.98%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance [Table]
Average Annual Total Returns (periods ended December 31, 2024)
Class A Shares	1 Year	5 Years	Since inception (7/15/2015)
Return Before Taxes	3.16%	6.04%	6.12%
Return After Taxes on Distributions	2.60%	5.28%	5.31%
Return After Taxes on Distributions and Sale of Fund Shares	1.97%	4.50%	4.61%
Class C Shares
Return Before Taxes	8.67%	6.45%	5.97%
Class N Shares
Return Before Taxes	9.56%	7.30%	6.82%
Class I Shares
Return Before Taxes	9.79%	7.51%	7.03%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	1.25%	(0.33)%	1.43%
Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index (reflects no deduction for fees, expenses or taxes)	8.54%	5.75%	6.14%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are only shown for Class A shares. After-tax returns for other share classes, which are not shown, will vary from those of Class A shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are only shown for Class A shares. After-tax returns for other share classes, which are not shown, will vary from those of Class A shares.

Performance Availability Website Address [Text]	www.eventidefunds.com
Performance Availability Phone [Text]	1-877-771-3836
Eventide Dividend Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund. The bar chart shows the performance of its Class A shares for each full calendar year since the Fund’s Class A shares commenced operations. Although Class C, N and I shares have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class C, N and I shares are different from Class A shares because Class C, N and I shares have different expenses than Class A shares. The performance table shows how the average annual returns of Class A, C, I and N shares compare over time with those of a broad-based market index and a supplemental index (strategy benchmark) that the Adviser believes is more representative of the Fund’s investment universe. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost by calling 1-877-771-3836 and on the Fund’s website at www.eventidefunds.com.

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund. The bar chart shows the performance of its Class A shares for each full calendar year since the Fund’s Class A shares commenced operations.
Bar Chart Does Not Reflect Sales Loads [Text]	Figures do not reflect sales charges. If they did, returns would be lower.
Bar Chart [Heading]	Eventide Dividend Growth Fund Class A Annual Total Returns for the Years Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]

Figures do not reflect sales charges. If they did, returns would be lower.

During the period shown in the bar chart, for Class A shares, the highest return for a quarter was 18.30% (quarter ended June 30, 2020), and the lowest return for a quarter was (16.95)% (quarter ended March 31, 2020). The Fund’s Class A year-to-date return as of September 30, 2025, was 7.62%.

Year to Date Return, Label [Optional Text]	The Fund’s Class A year-to-date return
Bar Chart, Year to Date Return	7.62%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	the highest return for a quarter
Highest Quarterly Return	18.30%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a quarter
Lowest Quarterly Return	(16.95%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance [Table]
Average Annual Total Returns (periods ended December 31, 2024) Class A Shares	1 Year	5 Years	Since inception (9/27/2017)
Return Before Taxes	9.62%	11.00%	9.68%
Return After Taxes on Distributions	9.52%	10.66%	9.30%
Return After Taxes on Distributions and Sale of Fund Shares	5.77%	8.67%	7.69%
Class C Shares
Return Before Taxes	15.34%	11.44%	9.74%
Class N Shares
Return Before Taxes	16.27%	12.32%	10.61%
Class I Shares
Return Before Taxes	16.56%	12.55%	10.83%
Bloomberg US 3000 Equal Weight Total Return Index (reflects no deduction for fees, expenses or taxes)	11.89%	8.10%	7.55%
Bloomberg US Mid Cap Total Return Index (reflects no deduction for fees, expenses or taxes)	14.46%	10.40%	10.57%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are only shown for Class A shares. After-tax returns for other share classes, which are not shown, will vary from those of Class A shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are only shown for Class A shares. After-tax returns for other share classes, which are not shown, will vary from those of Class A shares.

Performance Availability Website Address [Text]	www.eventidefunds.com
Performance Availability Phone [Text]	1-877-771-3836
Eventide Limited-Term Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for the past ten years and includes the performance of the Fund’s Predecessor Fund (as defined below). Although Class C, Class N and Class I shares have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class C, Class N and Class I shares are different than Class A shares because Class C, Class N and Class I shares have different expenses than Class A shares. The performance table compares the performance of the Fund’s Class A, Class C, Class N and Class I shares over time to the performance of a broad-based market index and a supplemental index (strategy benchmark) that the Adviser believes is more representative of the Fund’s investment universe. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.

The Fund acquired all of the assets and liabilities of Epiphany FFV Strategic Income Fund, a series of Epiphany Funds (the “Predecessor Fund”), in a tax-free reorganization on December 14, 2018. In connection with this acquisition, shares of the Predecessor Fund’s Class A Shares and Class I Shares were exchanged for Class A Shares and Class I Shares of the Fund, respectively. Prior to May 31, 2017, the Predecessor Fund’s Class I shares were called Class C shares, and the fee structure was different. The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The performance information set forth below prior to December 14, 2018, reflects the historical performance of the Predecessor Fund. Updated performance information is available at no cost by calling 1-877-771-3836 and on the Fund’s website at www.eventidefunds.com.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	Figures do not reflect sales charges. If they did, returns would be lower.
Bar Chart [Heading]	Eventide Limited-Term Bond Fund Class A Annual Total Returns for the Years Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]

Figures do not reflect sales charges. If they did, returns would be lower.

During the period shown in the bar chart, the highest return for a quarter was 3.54% (quarter ended December 31, 2023), and the lowest return for a quarter was (3.39)% (quarter ended March 31, 2022). The Fund’s Class A year-to-date return as of September 30, 2025, was 4.85%.

Prior to May 31, 2017, the Fund’s Class I shares were called Class C shares, and the fee structure was different. Those shares sold before May 31, 2017, were subject to a contingent deferred sales load, which is not reflected in returns set forth in the table below. If the contingent deferred sales load was included, the returns would be less than those shown.

Year to Date Return, Label [Optional Text]	The Fund’s Class A year-to-date return
Bar Chart, Year to Date Return	4.85%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	the highest return for a quarter
Highest Quarterly Return	3.54%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a quarter
Lowest Quarterly Return	(3.39%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns (periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance [Table]
Average Annual Total Returns (for the periods ended December 31, 2024) Class A Shares	1 Year	5 Years	10 Years
Return Before Taxes	(2.38)%	(0.19)%	0.88%
Return After Taxes on Distributions	(3.66)%	(0.90)%	0.10%
Return After Taxes on Distributions and Sale of Fund Shares	(1.42)%	(0.44)%	0.33%
Class I Shares
Return Before Taxes	3.90%	1.25%	1.49%
Class C Shares	1 Year	5 Years	Since inception (12/14/2018)
Return Before Taxes	2.88%	0.25%	1.11%
Class N Shares
Return Before Taxes	3.69%	1.04%	1.91%
	1 Year	5 Years	10 Years
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	1.25%	(0.33)%	1.35%
			Since inception (12/14/2018)
			1.27%
Bloomberg 1-5 Year Government/Credit Index (reflects no deduction for fees, expenses or taxes)	3.76%	1.29%	1.66%
			Since inception (12/14/2018)
			2.00%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are only shown for Class A shares. After-tax returns for Class C, Class N and Class I shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are only shown for Class A shares. After-tax returns for Class C, Class N and Class I shares will vary.

Performance Availability Website Address [Text]	www.eventidefunds.com
Performance Availability Phone [Text]	1-877-771-3836
Eventide Exponential Technologies Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund. The bar chart shows the performance of its Class A shares for each full calendar year since the Fund’s Class A shares commenced operations. Although Class C, N and I shares have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class C, N and I shares are different from Class A shares because Class C, N and I shares have different expenses than Class A shares. The performance table shows how the average annual returns of Class A, C, I and N shares compare over time with a broad-based market index and a supplemental index (strategy benchmark) that the Adviser believes is more representative of the Fund’s investment universe. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost by calling 1-877-771-3836 and on the Fund’s website at www.eventidefunds.com.

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund. The bar chart shows the performance of its Class A shares for each full calendar year since the Fund’s Class A shares commenced operations.
Bar Chart Does Not Reflect Sales Loads [Text]	Figures do not reflect sales charges. If they did, returns would be lower.
Bar Chart [Heading]	Eventide Exponential Technologies Fund Class A Annual Total Return for the Years Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]

Figures do not reflect sales charges. If they did, returns would be lower.

During the period shown in the bar chart, for the Class A shares, the highest return for a quarter was 14.65% (quarter ended December 31, 2023), and the lowest return for a quarter was (28.09)% (quarter ended June 30, 2022). The Fund’s Class A year-to-date return as of September 30, 2025, was 7.53%.

Year to Date Return, Label [Optional Text]	The Fund’s Class A year-to-date return
Bar Chart, Year to Date Return	7.53%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	the highest return for a quarter
Highest Quarterly Return	14.65%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a quarter
Lowest Quarterly Return	(28.09%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance [Table]
Average Annual Total Returns (periods ended December 31, 2024)
Class A Shares	1 Year	Since inception (6/30/2020)
Return Before Taxes	(3.63)%	5.45%
Return After Taxes on Distributions	(3.63)%	5.31%
Return After Taxes on Distributions and Sale of Fund Shares	(2.15)%	4.20%
Class C Shares
Return Before Taxes	1.42%	6.05%
Class N Shares
Return Before Taxes	2.31%	6.86%
Class I Shares
Return Before Taxes	2.52%	7.09%
Bloomberg US 3000 Equal Weight Total Return Index (reflects no deduction for fees, expenses or taxes)	11.89%	12.02%
Bloomberg US 2500 Technology Total Return Index (reflects no deduction for fees, expenses or taxes)	18.48%	10.86%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are only shown for Class A shares. After-tax returns for other share classes, which are not shown, will vary from those of Class A shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are only shown for Class A shares. After-tax returns for other share classes, which are not shown, will vary from those of Class A shares.

Performance Availability Website Address [Text]	www.eventidefunds.com
Performance Availability Phone [Text]	1-877-771-3836
Eventide Core Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund. The bar chart shows the performance of its Class A shares for each full calendar year since the Fund’s Class A shares commenced operations. Although Class C, N and I shares have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class C, N and I shares are different from Class A shares because Class C, N and I shares have different expenses than Class A shares. The performance table shows how the average annual returns of Class A, C, I and N shares compare over time with a broad-based market index. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost by calling 1-877-771-3836 and on the Fund’s website at www.eventidefunds.com.

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund. The bar chart shows the performance of its Class A shares for each full calendar year since the Fund’s Class A shares commenced operations.
Bar Chart Does Not Reflect Sales Loads [Text]	Figures do not reflect sales charges. If they did, returns would be lower.
Bar Chart [Heading]	Eventide Core Bond Fund Class A Annual Total Returns for the Years Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]

Figures do not reflect sales charges. If they did, returns would be lower.

During the period shown in the bar chart, for the Class A shares, the highest return for a quarter was 6.46% (quarter ended December 31, 2023), and the lowest return for a quarter was (6.31)% (quarter ended March 31, 2022). The Fund’s Class A year-to-date return as of September 30, 2025, was 6.04%.

Year to Date Return, Label [Optional Text]	The Fund’s Class A year-to-date return
Bar Chart, Year to Date Return	6.04%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	the highest return for a quarter
Highest Quarterly Return	6.46%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a quarter
Lowest Quarterly Return	(6.31%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns (periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance [Table]
Average Annual Total Returns (periods ended December 31, 2024)
Class A Shares	1 Year	Since inception (7/31/2020)
Return Before Taxes	(4.59)%	(3.89)%
Return After Taxes on Distributions	(6.01)%	(4.69)%
Return After Taxes on Distributions and Sale of Fund Shares	(2.72)%	(3.24)%
Class C Shares
Return Before Taxes	0.50%	(3.31)%
Class N Shares
Return Before Taxes	1.42%	(2.54)%
Class I Shares
Return Before Taxes	1.62%	(2.35)%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	1.25%	(2.03)%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are only shown for Class A shares. After-tax returns for other share classes, which are not shown, will vary from those of Class A shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are only shown for Class A shares. After-tax returns for other share classes, which are not shown, will vary from those of Class A shares.

Performance Availability Website Address [Text]	www.eventidefunds.com
Performance Availability Phone [Text]	1-877-771-3836
Eventide Large Cap Focus Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class A shares for each full calendar year since the Fund’s Class A shares commenced operations. Although Class C, N and I shares have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class C, N, and I shares are different from Class A shares because Class C, N and I shares have different expenses than Class A shares. The performance table shows how the average annual returns of Class A, C, I and N shares compare over time with those of a broad-based market index. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost by calling 1-877-771-3836 and on the Fund’s website at www.eventidefunds.com.

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class A shares for each full calendar year since the Fund’s Class A shares commenced operations.
Bar Chart Does Not Reflect Sales Loads [Text]	Figures do not reflect sales charges. If they did, returns would be lower.
Bar Chart [Heading]	Eventide Large Cap Focus Fund Class A Annual Total Returns for the Year Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]

Figures do not reflect sales charges. If they did, returns would be lower.

During the period shown in the bar chart, for the Class A shares, the highest return for a quarter was 15.36% (quarter ended December 31, 2023), and the lowest return for a quarter was (5.95)% (quarter ended September 30, 2023). The Fund’s Class A year-to-date return as of September 30, 2025, was 13.42%.

Year to Date Return, Label [Optional Text]	The Fund’s Class A year-to-date return
Bar Chart, Year to Date Return	13.42%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	the highest return for a quarter
Highest Quarterly Return	15.36%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a quarter
Lowest Quarterly Return	(5.95%)
Lowest Quarterly Return, Date	Sep. 30, 2023
Performance Table Heading	Average Annual Total Returns (periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance [Table]
Average Annual Total Returns (periods ended December 31, 2024)
Class A Shares	1 Year	Since inception (6/30/2022)
Return Before Taxes	9.09%	12.83%
Return After Taxes on Distributions	8.05%	12.39%
Return After Taxes on Distributions and Sale of Fund Shares	5.89%	9.91%
Class C Shares
Return Before Taxes	14.99%	14.74%
Class N Shares
Return Before Taxes	15.86%	15.62%
Class I Shares
Return Before Taxes	16.11%	15.84%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	25.02%	21.11%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are only shown for Class A shares. After-tax returns for other share classes, which are not shown, will vary from those of Class A shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are only shown for Class A shares. After-tax returns for other share classes, which are not shown, will vary from those of Class A shares.

Performance Availability Website Address [Text]	www.eventidefunds.com
Performance Availability Phone [Text]	1-877-771-3836